STOCKHOLDERS' EQUITY (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020		May 29, 2020	Sep. 30, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share	[1]		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	[1]		400,000,000	400,000,000
Common Stock, Shares, Issued	[1]		345,431	59,901,306
Common Stock, Shares, Outstanding			323,328 [1]	59,901,306	[1]	50,160,042
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000	10,000,000				1,000,000
Preferred Stock, Shares Issued		0	0	0				0
Preferred Stock, Shares Outstanding		0	0	0			0	0
Class of Warrant, Redemption Price		$ 0.01	$ 0.01
Converted Basis, Number of Outstanding Shares Upon the Completion of Initial Public Offering, Percentage		20.00%	20.00%
Temporary Equity, Shares Outstanding			20,106,823					19,848,325
Maximum share price to redeem public warrants		$ 18.00	$ 18.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants		30 days	30 days
Threshold notice period required for redemption		30 days	30 days
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price		20 days	20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price		30 days	30 days
Warrant [Member]
Warrant Expiry Period		5 years	5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants		30 days	30 days
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001					$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000					100,000,000
Common Stock, Shares, Issued		1,338,072	693,177					951,675
Common Stock, Shares, Outstanding		1,338,072	693,177					951,675
Temporary Equity, Shares Outstanding		5,571,215	20,106,823					19,848,325
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001					$ 0.0001
Common Stock, Shares Authorized		10,000,000	10,000,000					10,000,000
Common Stock, Shares, Issued		5,200,000	5,200,000					5,200,000
Common Stock, Shares, Outstanding		5,200,000	5,200,000					5,200,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.